Pledged Assets and Collateral, Collateral Accepted (Details) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Pledged as Collateral [Abstract]
Fair value of securities received as collateral that can be resold or repledged	$ 288.7	$ 216.6
Fair value of securities received as collateral that have been resold or repledged	$ 142.2	$ 103.3